LVIP U.S. Growth Allocation Managed Risk Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–96.98%
INVESTMENT COMPANIES–96.98%
Equity Funds–69.69%
✧✧Lincoln Variable Insurance Products Trust-
LVIP AllianceBernstein Large Cap Growth Fund	4,399,219	$270,499,190
LVIP Baron Growth Opportunities Fund	594,980	48,312,992
LVIP Channing Small Cap Value Fund	1,551,580	19,601,115
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	2,742,806	40,925,413
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	4,990,281	65,337,751
LVIP MFS Value Fund	5,096,993	282,883,119
LVIP SSGA Mid-Cap Index Fund	3,730,062	49,729,183
LVIP SSGA Nasdaq-100 Index Fund	939,109	13,356,002
LVIP SSGA S&P 500 Index Fund	11,570,979	346,932,647
LVIP SSGA Small-Cap Index Fund	1,489,240	49,888,047
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	2,199,333	66,798,150
LVIP Wellington SMID Cap Value Fund	3,890,748	106,874,957
		1,361,138,566
Fixed Income Funds–26.79%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	960,122	9,113,478
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP JPMorgan Core Bond Fund	15,380,762	$159,237,026
LVIP JPMorgan High Yield Fund	4,400,287	45,723,382
LVIP Macquarie Bond Fund	14,020,280	170,893,198
LVIP SSGA Bond Index Fund	13,278,356	138,294,072
		523,261,156
Global Equity Fund–0.50%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	1,167,690	9,709,344
		9,709,344
Total Affiliated Investments (Cost $1,419,122,346)		1,894,109,066

UNAFFILIATED INVESTMENT–2.88%
INVESTMENT COMPANY–2.88%
Money Market Fund–2.88%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.94%)	56,362,532	56,362,532
Total Unaffiliated Investment (Cost $56,362,532)		56,362,532

TOTAL INVESTMENTS–99.86% (Cost $1,475,484,878)	1,950,471,598
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.14%	2,655,693
NET ASSETS APPLICABLE TO 152,292,281 SHARES OUTSTANDING–100.00%	$1,953,127,291

✧✧Standard Class shares.
LVIP U.S. Growth Allocation Managed Risk Fund–1

LVIP U.S. Growth Allocation Managed Risk Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2024:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
60	E-mini Russell 2000 Index	$6,747,600	$6,619,073	12/20/24	$128,527	$—
137	E-mini S&P 500 Index	39,827,613	38,979,783	12/20/24	847,830	—
36	E-mini S&P MidCap 400 Index	11,334,960	11,038,167	12/20/24	296,793	—
Total Futures Contracts					$1,273,150	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2024.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes.
LVIP U.S. Growth Allocation Managed Risk Fund–2

LVIP U.S. Growth Allocation Managed Risk Fund
Notes
September 30, 2024 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2024, were as follows:
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Number of Shares 09/30/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-96.98%@
Equity Funds-69.69%@
✧✧LVIP AllianceBernstein Large Cap Growth Fund	$237,930,948	$11,172,318	$25,437,160	$5,998,034	$40,835,050	$270,499,190	4,399,219	$—	$—
✧✧LVIP Baron Growth Opportunities Fund	43,274,499	4,605,923	2,895,513	98,799	3,229,284	48,312,992	594,980	—	—
✧✧LVIP Channing Small Cap Value Fund	18,238,798	1,141,694	1,768,519	172,791	1,816,351	19,601,115	1,551,580	—	—
✧✧‡LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	—	39,495,262	1,521,352	40,277	2,911,226	40,925,413	2,742,806	—	—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	38,902,249	24,012,647	4,054,487	51,320	6,426,022	65,337,751	4,990,281	—	—
×,✧✧LVIP Macquarie U.S. Growth Fund	8,579,936	4,119,134	13,980,225	1,770,091	(488,936)	—	—	—	—
✧✧LVIP MFS Value Fund	256,161,209	19,294,669	17,065,242	864,596	23,627,887	282,883,119	5,096,993	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	46,367,973	4,884,725	5,410,604	348,339	3,538,750	49,729,183	3,730,062	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	12,061,604	238,490	1,192,394	215,579	2,032,723	13,356,002	939,109	—	—
✧✧LVIP SSGA S&P 500 Index Fund	313,278,534	29,592,536	37,231,096	9,443,058	31,849,615	346,932,647	11,570,979	—	—
✧✧LVIP SSGA Small-Cap Index Fund	70,191,130	2,442,360	26,950,041	1,497,021	2,707,577	49,888,047	1,489,240	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	61,034,920	9,050,904	6,673,810	1,040,479	2,345,657	66,798,150	2,199,333	—	—
✧✧LVIP Wellington SMID Cap Value Fund	98,327,292	8,435,072	7,797,296	153,332	7,756,557	106,874,957	3,890,748	—	—
Fixed Income Funds-26.79%@
×,✧✧LVIP SSGA Short-Term Bond Index Fund	7,416,459	579,827	8,164,628	70,686	97,656	—	—	—	—
✧✧LVIP BlackRock Inflation Protected Bond Fund	8,276,812	1,036,738	545,392	(82,884)	428,204	9,113,478	960,122	—	—
✧✧LVIP JPMorgan Core Bond Fund	147,724,929	16,686,459	12,858,976	255,110	7,429,504	159,237,026	15,380,762	—	—
✧✧LVIP JPMorgan High Yield Fund	33,981,972	11,317,775	2,280,458	(198,260)	2,902,353	45,723,382	4,400,287	—	—
✧✧LVIP Macquarie Bond Fund	176,004,169	13,853,367	25,480,944	(5,153,966)	11,670,572	170,893,198	14,020,280	—	—
×,✧✧LVIP PIMCO Low Duration Bond Fund	4,939,836	16,730	4,973,549	69,857	(52,874)	—	—	—	—
✧✧LVIP SSGA Bond Index Fund	131,570,965	12,025,421	10,950,021	(1,444,718)	7,092,425	138,294,072	13,278,356	—	—
Global Equity Fund-0.50%@
✧✧LVIP BlackRock Real Estate Fund	13,571,358	496,651	5,196,646	(814,388)	1,652,369	9,709,344	1,167,690	—	—
Total	$1,727,835,592	$214,498,702	$222,428,353	$14,395,153	$159,807,972	$1,894,109,066		$—	$—

@ As a percentage of Net Assets as of September 30, 2024.
✧✧ Standard Class shares.
‡ Issuer was not an investment of the Fund at December 31, 2023.
× Issuer is no longer an investment of the Fund at September 30, 2024.
LVIP U.S. Growth Allocation Managed Risk Fund–3